UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Chad E. Fickett
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2004

Item 1. Schedule of Investments.

Conning Money Market Portfolio
Schedule of Investments
November 30, 2004 (Unaudited)

	Principal	Amortized
COMMERCIAL PAPER - 92.0%	Amount	Cost (c)
Barton Capital Corp.
2.08% due 01/07/2005 (a)(b)	$1,500,000	$1,496,793
2.13% due 01/10/2005 (a)(b)	2,000,000	1,995,267

Clipper Receivables Co.
2.04% due 12/21/2004 (a)(b)	4,000,000	3,995,467

Cooper Assoc. of Tractor
1.70% due 12/10/2004 (a)	2,000,000	1,999,150
1.75% due 12/06/2004 (a)	1,500,000	1,499,635

Dealers Capital Access
2.05% due 01/07/2005 (a)	1,500,000	1,496,840
2.10% due 01/26/2005 (a)	1,000,000	996,733
2.25% due 01/28/2005 (a)	2,000,000	1,992,750

Delaware Group Co. LLC
2.25% due 01/20/2005 (a)(b)	3,000,000	2,990,625

Duff & Phelps Utilities Income, Inc.
2.16% due 03/16/2005 (b)	2,500,000	2,484,250
2.40% due 04/04/2005 (b)	2,000,000	1,983,467

Edison Asset Securitization
1.95% due 12/21/2004 (a)(b)	3,000,000	2,996,750

Falcon Asset Securitization
2.05% due 12/15/2004 (a)(b)	1,900,000	1,898,485
2.18% due 01/18/2005 (a)(b)	1,500,000	1,495,640

Galleon Capital LLC
1.85% due 12/08/2004 (a)(b)	1,500,000	1,499,460
2.01% due 02/09/2005 (a)(b)	3,000,000	2,988,275

Golden Peanut Co.
2.23% due 02/18/2005	3,000,000	2,985,319

L'Oreal Usa, Inc.
2.03% due 12/17/2004 (b)	3,500,000	3,496,842

Market Street Funding
2.02% due 12/10/2004 (a)(b)	4,000,000	3,997,980

Metlife Funding, Inc.
2.19% due 02/08/2005	4,000,000	3,983,095

National Rural Utilities
1.94% due 12/06/2004	3,500,000	3,499,057

Sherwin-Williams Co.
2.00% due 12/01/2004 (b)	1,500,000	1,500,000

Svenska Handelsbanken
2.07% due 01/31/2005	2,878,000	2,867,905

Thames Asset Global Securitization
2.05% due 02/09/2005 (a)(b)	2,000,000	1,992,028
2.23% due 01/12/2005 (a)(b)	2,000,000	1,994,797

Three Rivers Funding Corp.
2.05% due 12/16/2004 (a)(b)	4,500,000	4,496,156

Thunder Bay Funding, Inc.
2.00% due 12/20/2004 (a)(b)	500,000	499,472

Triple A One Funding Corp.
1.85% due 12/06/2004 (a)(b)	2,000,000	1,999,486
2.08% due 12/20/2004 (a)(b)	2,500,000	2,497,256

UBS Finance Delaware LLC
1.99% due 01/24/2005	1,500,000	1,495,523

United Parcel Service Inc.
1.52% due 12/15/2004	4,500,000	4,497,340

Windmill Funding Corp.
2.02% due 01/07/2005 (a)(b)	1,000,000	997,924

World Omni Vehicle Leasing
2.01% due 12/02/2004 to 12/10/2004 (a)(b)	5,000,000	4,998,381

Yorkshire Building Society
2.12% due 02/01/2005	4,500,000	4,483,570

TOTAL COMMERCIAL PAPER		$86,091,718
(Cost $86,091,718)

FLOATING RATE NOTE - 1.0%
American Express Credit Corp.
2.3006% due 02/25/2005	900,000	900,338

TOTAL FLOATING RATE NOTE		$900,338
(Cost $900,338)

INVESTMENT COMPANY - 1.9%
SEI Daily Income Prime Obligation Fund
1.83%	1,755,101	1,755,101

TOTAL INVESTMENT COMPANY		$1,755,101
(Cost $1,755,101)

U.S. GOVERNMENT AGENCY ISSUES - 5.3%
Federal Home Loan Bank
1.265% due 03/15/2005	1,000,000	999,502
1.50% due 03/01/2005	4,000,000	3,995,857
		4,995,359

TOTAL U.S. GOVERNMENT AGENCY ISSUES		$4,995,359
(Cost $4,995,359)

Total Investments		$93,742,516
(Cost $93,742,516) - 100.2%
Liabilities in Excess of Other Assets - (0.2)%		(123,830)

TOTAL NET ASSETS - 100.0%		$93,618,686

Footnotes
Percentages are stated as a percent of net assets.

(a) Asset Backed Security.
(b)	Section 4(2) paper which is unregistered and restricted on its resale. The Portfolio's Adviser, under the supervision of the Board of Trustees, has determined these securities to be liquid.
(c)	Cost for federal income tax and financial reporting purposes are the same.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized, reported and made known by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended November 30, 2004 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

Exhibit No.            Description of Exhibit

99.1                Certificate of Principal Executive and Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Garett Plona
  Garett Plona
       President and Treasurer

Date January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By /s/ Garett Plona
    Garett Plona
    President and Treasurer

Date January 28, 2005